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[SUTHERLAND ASBILL & BRENNAN LETTERHEAD]

       STEPHEN E. ROTH
 DIRECT LINE: (202) 383-0158
 Internet: sroth@sablaw.com



                                   May 2, 2001



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      ReliaStar Life Insurance Company of New York
                           Variable Life Separate Account I - File No. 333-19123

Commissioners:

                  On behalf of ReliaStar Life Insurance Company of New York Variable Life Separate Account I and ReliaStar Life Insurance Company of New York, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus dated May 1, 2001 that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recently filed post-effective amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR on April 20, 2001.

                  If you have any questions regarding this certification, please call the undersigned at (202) 383-0158 or Pamela K. Ellis at (202) 383-0566.

                                   Sincerely,



                                   /s/ Stephen E. Roth
                                   --------------------------------------------
                                       Stephen E. Roth

cc:      Michael S. Fischer, Esq.
         Pamela K. Ellis, Esq.